Schedule of outstanding stock options (Details) - EUR (€)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, Beginning	970,308		586,923	586,923
Weighted average exercise price outstanding, Beginning	€ 3.65		€ 4.84	€ 4.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 9 months 25 days			8 years 9 months	6 years 6 months 10 days
Aggregate intrinsic value outstanding, Beginning	€ 706,366		€ 67,596	€ 67,596
Number of options, Granted	495,507		0	587,650
Weighted average exercise price, Granted	€ 3.83			€ 2.87
Weighted average remaining contractual term (Years), Granted	9 years 11 months 4 days			9 years 6 months
Aggregate intrinsic value, Granted
Number of options, Vested and exercised
Weighted average exercise price, Vested and exercised
Aggregate intrinsic value, Vested and exercised
Number of options, Cancelled or forfeited		(56,482)		(204,265)
Weighted average exercise price, Cancelled or forfeited				€ 5.94
Aggregate intrinsic value, Cancelled or forfeited
Number of options outstanding, Ending	1,465,815	970,308		970,308	586,923
Weighted average exercise price outstanding, Ending	€ 3.40	€ 3.65		€ 3.65	€ 4.84
Aggregate intrinsic value outstanding,Ending	€ 634,066	€ 706,366		€ 706,366	€ 67,596
Number of options,Exercisable	662,291	514,210		514,210
Weighted average exercise price, Exercisable	€ 3.56	€ 4.13		€ 4.13
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 11 months 23 days			8 years 2 months 23 days
Aggregate intrinsic value, Exercisable	€ 270,230	€ 199,667		€ 199,667
Number of options outstanding, Expected to vest	803,524	456,098		456,098
Weighted average exercise price outstanding, Expected to vest	€ 3.27	€ 3.10		€ 3.10
Weighted average remaining contractual term (years) Outstanding expected to vest	9 years 6 months 3 days			9 years 3 months 29 days
Aggregate intrinsic value outstanding, Expected to vest	€ 363,835	€ 506,699		€ 506,699